Investment in and advances to GLDH (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Long-term Investments [Abstract]
Schedule of total investment in GLDH
	31 January 2020	31 July 2019

Opening balance	$7,373,036	$—
Note receivable	—	5,200,000
Share issuances	2,750,000	—
Interest income accrued on the Note	520,000	693,333
Advances for working capital	1,285,960	666,876
Lease Assignment Agreement payment	—	783,765
Foreign exchange	(42,617)	29,062
Ending balance	$11,886,379	$7,373,036

31 July 2019

Note receivable	$5,200,000
Interest income accrued on the Note	693,333
Advances for working capital	666,876
Lease Assignment Agreement payment	783,765
Foreign exchange	29,062

Total	$7,373,036